As filed with the Securities and Exchange Commission on May 12, 2016

1933 Act Registration Number – 333- 148558

1940 Act Registration Number – 811-22164

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

___________________________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933☒

 Pre-Effective Amendment No. ____   ☐

 Post-Effective Amendment No. 29   ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940☒

 Amendment No. 32 ☒

(Check appropriate box or boxes.)

___________________________________

Kimberlite Investment Trust

(Exact Name of Registrant as Specified in Charter)

230 Park Avenue, 28th Floor

 New York, NY 10169

 (Address of Principal Executive Offices) (Zip Code)

855-318-2804

(Registrant’s Telephone Number, including Area Code)

Neal Neilinger

230 Park Avenue, 28th Floor

 New York, NY 10169

 (Name and Address of Agent for Service)

with a copy to:

Jeffrey T. Skinner, Esq.

Kilpatrick Townsend & Stockton LLP

1001 W. Fourth Street

Winston-Salem, NC 27101

Phone: (336) 607-7512

Fax: (336) 734-2608

It is proposed that this filing will become effective (check appropriate box):

☒ Immediately upon filing pursuant to paragraph (b)	☐ On (date), pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

EXPLANATORY NOTE

This Post-Effective Amendment No. 29 to the Trust’s Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 28 filed April 29, 2016 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 29 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York on this 12th day of May, 2016.

Kimberlite Investment Trust

By:

/s/ Neal Neilinger

Neal Neilinger, President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

/s/ Neal Neilinger

May  12, 2016

Neal Neilinger, Trustee, President and Treasurer **

Date

/s/ Frank Codey

May  12, 2016

Frank Codey, Trustee*

Date

/s/ Alan M. Bluestine

May  12, 2016

Alan M. Bluestine, Trustee*

Date

/s/ Neal Neilinger

May  12, 2016

* By Neal Neilinger, Attorney-in-Fact

Date

**Mr. Neilinger is the principal executive officer, the principal financial officer, and the principal accounting officer of the Trust.

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase